Quarterly Results (unaudited) (Tables)	12 Months Ended
Mar. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Results (unaudited)

	For the Years Ended March 31,
	2016	2015
	(dollars in thousands, except per share data)
First Quarter -
Revenues	$284,963	$266,251
Gross Profit	61,097	56,401
Earnings Before Income Taxes	55,885	55,786
Net Earnings	37,762	37,710
Diluted Earnings Per Share	$0.75	$0.75
Second Quarter -
Revenues	$328,988	$284,808
Gross Profit	44,294	75,061
Earnings Before Income Taxes	42,840	74,577
Net Earnings	29,819	50,319
Diluted Earnings Per Share	$0.59	$1.00
Third Quarter -
Revenues	$277,409	$291,529
Gross Profit	68,865	79,149
Earnings Before Income Taxes	68,205	77,866
Net Earnings	45,848	52,030
Diluted Earnings Per Share	$0.92	$1.03
Fourth Quarter -
Revenues	$252,132	$223,780
Gross Profit	57,361	43,522
Earnings Before Income Taxes	52,322	44,698
Net Earnings	39,163	46,794
Diluted Earnings Per Share	$0.80	$0.93